October 18, 2012

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549-8626

Re:	American Century Municipal Trust (the "Registrant")
1933 Act File No.002-91229, Post-Effective Amendment No .63
1940 Act File No. 811-04025, Amendment No. 64

Ladies and Gentlemen:

Pursuant to Sections 101(a) and 405 of  Regulation  S-T and Rule 485(b) under the Securities Act of 1933, the aforementioned  Registrant hereby submits for filing the following 1933 Act Post-Effective  Amendment No. 63 and 1940 Act Amendment No. 64 to the Registration Statement on Form N-1A filed by the Registrant.

The purpose of this filing is to submit interactive data for each series of the Registrant.

I hereby represent that the Post-Effective Amendment does not contain disclosures that would render such Post-Effective Amendment ineligible to become effective pursuant to paragraph (b) of the aforementioned Rule 485.

If there are any questions or comments regarding this filing, please contact the undersigned at (816) 340-3224.

Sincerely,

/s/ Christine J. Crossley
Christine J. Crossley
Assistant Secretary

American Century Investments
P.O. Box 410141, 4500 Main Street	1-800-345-2021 or 816-531-5575
Kansas City, MO 64141-0141	www.americancentury.com

As Filed with the U.S. Securities and Exchange Commission on October 18, 2012
1933 Act File No. 002-91229
1940 Act File No. 811-04025

UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549
__________________
FORM N-1A
__________________
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. ☐

Post-Effective Amendment No. 63 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 64 ☒
(Check appropriate box or boxes.)
__________________
American Century Municipal Trust (Exact Name of Registrant as Specified in Charter)
__________________
4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Address of Principal Executive Offices) (Zip Code)
REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (816) 531-5575
CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
☑ immediately upon filing pursuant to paragraph (b)
☐ on (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)
☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)
☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement amendment pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Kansas City, State of Missouri on the 18th day of October, 2012.

AMERICAN CENTURY MUNICIPAL TRUST
(Registrant)

By:	* ___________________________________
Jonathan S. Thomas
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement amendment has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

* _________________________________ Jonathan S. Thomas	President and Trustee	October 18, 2012

* _________________________________ C. Jean Wade	Vice President, Treasurer and Chief Financial Officer	October 18, 2012

* _________________________________ Tanya S. Beder	Trustee	October 18, 2012

* _________________________________ Jeremy I. Bulow	Trustee	October 18, 2012

* _________________________________ Ronald J. Gilson	Chairman of the Board and Trustee	October 18, 2012

* _________________________________ Frederick L.A. Grauer	Trustee	October 18, 2012

* _________________________________ Peter F. Pervere	Trustee	October 18, 2012

* _________________________________ Myron S. Scholes	Trustee	October 18, 2012

* _________________________________ John B. Shoven	Trustee	October 18, 2012

*By:	/s/ Christine J. Crossley
Christine J. Crossley
Attorney in Fact
(pursuant to Power of Attorney dated April 5, 2012)

EXHIBIT INDEX

EXHIBIT NUMBER	DESCRIPTION OF DOCUMENT

Exhibit – 101.INS	XBRL Instance Document

Exhibit – 101.SCH	XBRL Taxonomy Extension Schema Document

Exhibit – 101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

Exhibit – 101.LAB	XBRL Taxonomy Extension Label Linkbase Document

Exhibit – 101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document